Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000017675
Shareholder Report [Line Items]
Fund Name	Reaves Infrastructure Fund
Class Name	Institutional Class Shares
Trading Symbol	RSRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Reaves Infrastructure Fund (the "Fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://reavesam.com/our_services/reaves-infrastructure-fund/. You can also request this information by contacting us at 1-866-342-7058.
Additional Information Phone Number	1-866-342-7058
Additional Information Website	https://reavesam.com/our_services/reaves-infrastructure-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Reaves Infrastructure Fund, Institutional Class Shares	$147	1.30%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund delivered strong results over the past year, driven by solid growth in earnings and dividends from most portfolio companies and supported by a macroeconomic backdrop of moderate GDP growth, falling short-term interest rates, and relatively stable long-term rates.

Performance exceeded the benchmark largely due to holdings in the utility and energy sectors, which benefited from robust and rising demand for power resources by major technology firms competing for leadership in artificial intelligence breakthroughs. The portfolio’s other investments contributed positive absolute returns; however, the Fund’s notable underweight position in large-cap US telecom – an area marked in the near term by steady cash flow growth and relatively limited demands on capital – had negative implications for relative performance.

The Fund maintains a disciplined, research-focused strategy, investing in select companies across diverse industries. The largest allocations are typically made to infrastructure-oriented businesses distinguished by high barriers to entry, reliable operations, and a proven capacity for ongoing cash flow growth.

Looking ahead, the majority of portfolio holdings offer continued attractive growth prospects. The Fund is particularly optimistic about long-term opportunities stemming from surging electricity demand tied to the expansion of AI infrastructure, the electrification of transport, and renewed onshoring of manufacturing. As of July 31, 2025, nine of the Fund’s top ten holdings are directly and positively influenced by these transformative trends.

The Fund remains dedicated to building a portfolio of well-researched, high-quality companies across essential industries—investments that support sustained earnings and dividend growth while providing meaningful defensive attributes for investors.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Reaves Infrastructure Fund, Institutional Class Shares - $21661	S&P 500 Index (TR) - $35989	MSCI USA Infrastructure (TR) (USD) - $22653
Jul/15	$10000	$10000	$10000
Jul/16	$11814	$10561	$11614
Jul/17	$12700	$12256	$11762
Jul/18	$13239	$14246	$11974
Jul/19	$14929	$15384	$13554
Jul/20	$15208	$17223	$13647
Jul/21	$17611	$23500	$15520
Jul/22	$16552	$22410	$16696
Jul/23	$15647	$25327	$15593
Jul/24	$17226	$30936	$18735
Jul/25	$21661	$35989	$22653

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Reaves Infrastructure Fund, Institutional Class Shares	25.74%	7.33%	8.04%
S&P 500 Index (TR)	16.33%	15.88%	13.66%
MSCI USA Infrastructure (TR) (USD)	20.91%	10.67%	8.52%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 34,469,995
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 12,753
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$34,469,995	34	$12,753	48%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.1%
Information Technology	1.0%
Gas Utilities	3.3%
Materials	6.0%
Independent Power and Renewable Electricity Producers	6.3%
Real Estate	8.2%
Industrials	9.9%
Communication Services	10.9%
Energy	11.4%
Multi-Utilities	13.9%
Electric Utilities	29.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Talen Energy	6.3%
T-Mobile US	5.0%
Constellation Energy	4.9%
DT Midstream	4.5%
NiSource	4.4%
Entergy	4.1%
Quanta Services	4.1%
Public Service Enterprise Group	3.9%
IDACORP	3.8%
PPL	3.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-342-7058
Updated Prospectus Web Address	https://reavesam.com/our_services/reaves-infrastructure-fund/